Asset Retirement Obligation	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Asset Retirement Obligation

NOTE 12 ASSET RETIREMENT OBLIGATIONS

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations in its operating markets. Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions. These obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

During 2011 and 2010, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2011 and 2010 were as follows:

(Dollars in thousands)	2011	2010

Balance, beginning of period	$128,709	$118,742
Additional liabilities accrued	2,105	4,757
Revisions in estimated cash outflows	5,888	(1,382)
Disposition of assets	(1,323)	(2,086)
Accretion expense	8,023	8,678
Balance, end of period	$143,402	$128,709